Consolidated statements of cash flow (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non cash transactions
Unpaid acquisitions of property, plant and equipment and concession extension liabilities	$ 17,691	$ 24,909	$ 11,561
Hydrocarbon wells abandonment obligation costs' recalculation	(13,918)	1,172	$ (11,710)
Additions of right-of-use assets	11,421	39,779
Capitalization of depreciation of right-of-use assets	3,789	2,021
Capitalization of financial accretion for lease liabilities	967	311
Capitalization in joint ventures	$ 0	$ 738